Segment information - Summary of Geographical Information of Noncurrent Assets (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Disclosure of geographical areas [line items]
Non-current assets	€ 297.1	€ 265.8
GERMANY
Disclosure of geographical areas [line items]
Non-current assets	245.8	219.1
SWITZERLAND
Disclosure of geographical areas [line items]
Non-current assets	0.2	0.1
AUSTRALIA
Disclosure of geographical areas [line items]
Non-current assets	0.6	0.4
FRANCE
Disclosure of geographical areas [line items]
Non-current assets	31.4	29.8
Rest of the world [member]
Disclosure of geographical areas [line items]
Non-current assets	€ 19.2	€ 16.3